Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements - Schedule of Condensed Consolidated and Combined Balance Sheets (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024
As Reported [Member]
Stockholder’s Equity (Deficit):
Preferred stock, value
Common stock, value	11,733	8,709	8,689
Additional paid-in capital	85,617,896	79,610,239	79,158,563
Stock subscription receivable	(80,241)	(80,241)	(80,241)
Accumulated deficit	(104,336,032)	(97,699,353)	(119,717,769)
Total Stockholder’s Equity	(18,786,644)	(18,160,646)	(40,630,758)
Adjustments [Member]
Stockholder’s Equity (Deficit):
Preferred stock, value
Common stock, value
Additional paid-in capital	2,769,719	2,769,719	2,769,719
Stock subscription receivable
Accumulated deficit	(2,769,719)	(2,769,719)	(2,769,719)
Total Stockholder’s Equity
As Restated [Member]
Stockholder’s Equity (Deficit):
Preferred stock, value
Common stock, value	11,733	8,709	8,689
Additional paid-in capital	88,387,615	82,379,958	81,928,282
Stock subscription receivable	(80,241)	(80,241)	(80,241)
Accumulated deficit	(107,105,751)	(100,469,072)	(122,487,488)
Total Stockholder’s Equity	$ (18,786,644)	$ (18,160,646)	$ (40,630,758)